SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Contract balances, Segment reporting (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 01, 2016	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Contract balances
Accrues warranty liability, percent of the revenue		5.00%				5.00%
Contract assets | $						$ 0
Value added tax rate	6.00%
Contract liabilities		¥ 4,174		¥ 3,682		$ 655
Practical Expedients
Nondisclosure of transaction price allocation		true	true
Recognized incremental costs when incurred		true	true
Government grants
Government grants recognized		¥ 565	$ 88	7,541	¥ 2,806
Employee benefit expenses
Contributions to PRC statutory employee benefit plans		¥ 3,884	$ 609	¥ 1,645	¥ 3,249
Segment reporting
Number of reportable segment		1	1
Number of operating segment		1	1
Retail revenue | Minimum
Contract balances
Value added tax rate		3.00%	3.00%
Retail revenue | Maximum
Contract balances
Value added tax rate		13.00%	13.00%